Cash and Cash Equivalents and Pledged Deposits - Additional Information (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Disclosure of Cash and Cash Equivalents and Pledged Deposits [Line Items]
Cash and bank balances	$ 663,115,000	$ 506,073,000
Denominated in RMB
Disclosure of Cash and Cash Equivalents and Pledged Deposits [Line Items]
Cash and bank balances	$ 12,614,000	$ 4,335,000